Income (Loss) Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Computations Of Basic And Diluted Income (Loss) Per Share

The following table reconciles the weighted average common shares outstanding used in the computations of basic and diluted income (loss) per share:

	Thirteen weeks ended		Thirty-nine weeks ended
	October 29, 2011	October 27, 2012	October 29, 2011	October 27, 2012
Numerator:
Net income	$440	$729	$3,651	$819
Dividend paid to preferred shareholders	—	—	—	(62,504)
Dividend paid to unvested restricted shareholders	—	—	—	(2,899)
Series A 8% Convertible Preferred Stock cumulative dividends	(3,964)	—	(11,703)	—
Net income attributable to participating securities	—	(19)	—	—

Net (loss) income attributable to common shareholders	$(3,524)	$710	$(8,052)	$(64,584)

Denominator:
Weighted-average common shares outstanding - basic	15,884,527	52,565,576	15,845,372	29,282,385
Dilutive impact of options	—	393,593	—	—

Weighted-average common share outstanding - diluted	15,884,527	52,959,169	15,845,372	29,282,385

Per common share:
Basic (loss) income per common share	$(0.22)	$0.01	$(0.51)	$(2.21)
Diluted (loss) income per common share	$(0.22)	$0.01	$(0.51)	$(2.21)

The following table summarizes the potential dilution that could occur if options and warrants to acquire common stock were exercised or converted into common stock and reconciles the weighted average common shares outstanding used in the computations of basic and diluted income (loss) per share:

	Fiscal Year
	2009	2010	2011
Numerator:
Net income	$11,658	$7,023	$16,078
Series A 8% Convertible Preferred Stock cumulative dividends	—	(4,507)	(15,913)
Accretion of Redeemable Convertible Preferred Stock	(4,250)	(3,329)	—

Net income (loss) available to shareholders	7,408	(813)	165
Less: Net income attributable to participating securities	(3,365)	—	(109)

Net income (loss) available to common shareholders	$4,043	$(813)	$56

Denominator:
Weighted average common share outstanding-basic	7,452,811	9,672,195	15,903,599
Option and other dilutive securities	—	—	509

Weighted average common share outstanding-diluted	7,452,811	9,672,195	15,904,108

Per common share:
Basic income (loss) per common share	$0.54	$(0.08)	$—
Diluted income (loss) per common share	$0.54	$(0.08)	$—